Credit and Other Debt Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Credit and Other Debt Agreements

5. Credit and Other Debt Agreements

Note Purchase Agreement - We are a party to an amended and restated note purchase agreement dated December 19, 2007, with certain accredited institutional investors, pursuant to which we issued and sold $100.0 million in aggregate principal amount of our 6.26% Senior Notes, Series A, due August 3, 2014 and $300.0 million in aggregate principal amount of our 6.44% Senior Notes, Series B, due August 3, 2017, in a private placement. These notes require semi-annual payments of interest that are due in February and August of each year.

We are a party to a note purchase agreement dated November 30, 2009, with certain accredited institutional investors, pursuant to which we issued and sold $150.0 million in aggregate principal amount of our 5.85% Senior Notes, Series C, due in three equal installments on November 30, 2016, November 30, 2018 and November 30, 2019, in a private placement. These notes require semi-annual payments of interest that are due in May and November of each year.

We are a party to a note purchase agreement dated February 10, 2011, with certain accredited institutional investors, pursuant to which we issued and sold $75.0 million in aggregate principal amount of our 5.18% Senior Notes, Series D, due February 10, 2021 and $50.0 million in aggregate principal amount of our 5.49% Senior Notes, Series E, due February 10, 2023, in a private placement. These notes require semi-annual payments of interest that are due in February and August of each year.

We are a party to a note purchase agreement dated July 10, 2012, with certain accredited institutional investors, pursuant to which we issued and sold $50.0 million in aggregate principal amount of our 3.99% Senior Notes, Series F, due July 10, 2020, in a private placement. These notes require semi-annual payments of interest that are due in January and July of each year.

We are a party to a note purchase agreement dated June 14, 2013, with certain accredited institutional investors, pursuant to which we issued and sold $200.0 million in aggregate principal amount of our 3.69% Senior Notes, Series G, due June 14, 2022, in a private placement. These notes require semi-annual payments of interest that are due in June and December of each year.

Under the terms of the note purchase agreements, we may redeem the notes at any time, in whole or in part, at 100% of the principal amount of such notes being redeemed, together with accrued and unpaid interest and a “make-whole amount.” The “make-whole amount” is derived from a net present value computation of the remaining scheduled payments of principal and interest using a discount rate based on U.S. Treasury yields plus 0.5% and is designed to compensate the purchasers of the notes for their investment risk in the event prevailing interest rates at the time of prepayment are less favorable than the interest rates under the notes. We do not currently intend to prepay any of the notes.

The note purchase agreements contain customary provisions for transactions of this type, including representations and warranties regarding us and our subsidiaries and various financial covenants, including covenants that require us to maintain specified financial ratios. We were in compliance with these covenants as of June 30, 2013. The note purchase agreements also provide customary events of default, generally with corresponding grace periods, including, without limitation, payment defaults with respect to the notes, covenant defaults, cross-defaults to other agreements evidencing our or our subsidiaries’ indebtedness, certain judgments against us or our subsidiaries and events of bankruptcy involving us or our material subsidiaries.

The notes issued under the note purchase agreements are senior unsecured obligations of ours and rank equal in right of payment with our Credit Agreement discussed below.

Credit Agreement - On July 15, 2010, we entered into an unsecured multicurrency credit agreement (which we refer to as the Credit Agreement), which expires on July 14, 2014, with a group of twelve financial institutions.

The Credit Agreement provides for a revolving credit commitment of up to $500.0 million, of which up to $75.0 million may be used for issuances of standby or commercial letters of credit and up to $50.0 million may be used for the making of swing loans, as defined in the Credit Agreement. We may from time to time request, subject to certain conditions, an increase in the revolving credit commitment up to a maximum aggregate revolving credit commitment of $600.0 million.

The Credit Agreement provides that we may elect that each borrowing in U.S. dollars be either base rate loans or Eurocurrency loans, as defined in the Credit Agreement. All loans denominated in currencies other than U.S. dollars will be Eurocurrency loans. Interest rates on base rate loans and outstanding drawings on letters of credit in U.S. dollars under the Credit Agreement are based on the base rate, as defined in the Credit Agreement. Interest rates on Eurocurrency loans or outstanding drawings on letters of credit in currencies other than U.S. dollars are based on an adjusted London Interbank Offered Rate (which we refer to as LIBOR), as defined in the Credit Agreement, plus a margin of 1.45%, 1.65%, 1.85% or 2.00%, depending on the financial leverage ratio we maintain. Interest rates on swing loans are based, at our election, on either the base rate, as defined in the Credit Agreement, or such alternate rate as may be quoted by the lead lender. The annual facility fee related to the Credit Agreement is .30%, .35%, .40% or .50% of the used and unused portions of the revolving credit commitment, depending on the financial leverage ratio we maintain.

The terms of our Credit Agreement include various financial covenants, including covenants that require us to maintain specified levels of net worth and financial leverage ratios. We were in compliance with these covenants as of June 30, 2013. The Credit Agreement also includes customary events of default, with corresponding grace periods, including, without limitation, payment defaults, cross-defaults to other agreements evidencing indebtedness and bankruptcy-related defaults.

At June 30, 2013, $15.9 million of letters of credit (for which we had $8.8 million of liabilities recorded at June 30, 2013) were outstanding under the Credit Agreement. There were no borrowings outstanding under the Credit Agreement at June 30, 2013. Accordingly, as of June 30, 2013, $484.1 million remained available for potential borrowings under the Credit Agreement, of which $59.1 million may be in the form of additional letters of credit.

See Note 12 to these unaudited consolidated financial statements for additional discussion on our contractual obligations and commitments as of June 30, 2013.

The following is a summary of our corporate debt (in millions):

	June 30, 2013	December 31, 2012
Note Purchase Agreements:
Semi-annual payments of interest, fixed rate of 6.26%, balloon due 2014	$100.0	$100.0
Semi-annual payments of interest, fixed rate of 6.44%, balloon due 2017	300.0	300.0
Semi-annual payments of interest, fixed rate of 5.85%, $50 million due in 2016, 2018 and 2019	150.0	150.0
Semi-annual payments of interest, fixed rate of 5.18%, balloon due 2021	75.0	75.0
Semi-annual payments of interest, fixed rate of 5.49%, balloon due 2023	50.0	50.0
Semi-annual payments of interest, fixed rate of 3.99%, balloon due 2020	50.0	50.0
Semi-annual payments of interest, fixed rate of 3.69%, balloon due 2022	200.0	—

Total Note Purchase Agreements	925.0	725.0
Credit Agreement:
Periodic payments of interest and principal, prime or LIBOR plus up to 2.00%, expires July 14, 2014	—	129.0

	$925.0	$854.0

The fair value of the $925.0 million in debt under the note purchase agreements at June 30, 2013 was $987.3 million due to the long-tem duration and fixed interest rates associated with these debt obligations. No active or observable market exists for our private placement long-term debt. Therefore, the estimated fair value of this debt is based on discounted future cash flows, which is a Level 3 fair value measurement, using current interest rates available for debt with similar terms and remaining maturities. To estimate an all-in interest rate for discounting, we obtain market quotes for notes with the same terms as ours, which we have deemed to be the closest approximation of current market rates. We have not adjusted this rate for risk profile changes, covenant issues or credit ratings changes.

6.	Credit and Other Debt Agreements

Note Purchase Agreement – We are a party to an amended and restated note purchase agreement dated December 19, 2007, with certain accredited institutional investors, pursuant to which we issued and sold $100.0 million in aggregate principal amount of our 6.26% Senior Notes, Series A, due August 3, 2014 and $300.0 million in aggregate principal amount of our 6.44% Senior Notes, Series B, due August 3, 2017, in a private placement. These notes require semi-annual payments of interest that are due in February and August of each year.

We are a party to a note purchase agreement dated November 30, 2009, with certain accredited institutional investors, pursuant to which we issued and sold $150.0 million in aggregate principal amount of our 5.85% Senior Notes, Series C, due in three equal installments on November 30, 2016, November 30, 2018 and November 30, 2019, in a private placement. These notes require semi-annual payments of interest that are due in May and November of each year.

We are a party to a note purchase agreement dated February 10, 2011, with certain accredited institutional investors, pursuant to which we issued and sold $75.0 million in aggregate principal amount of our 5.18% Senior Notes, Series D, due February 10, 2021 and $50.0 million in aggregate principal amount of our 5.49% Senior Notes, Series E, due February 10, 2023, in a private placement. These notes require semi-annual payments of interest that are due in February and August of each year.

We are a party to a note purchase agreement dated July 10, 2012, with certain accredited institutional investors, pursuant to which we issued and sold $50.0 million in aggregate principal amount of our 3.99% Senior Notes, Series F, due July 10, 2020, in a private placement. These notes require semi-annual payments of interest that are due in January and July of each year.

Under the terms of the note purchase agreements, we may redeem the notes at any time, in whole or in part, at 100% of the principal amount of such notes being redeemed, together with accrued and unpaid interest and a “make-whole amount”. The “make-whole amount” is derived from a net present value computation of the remaining scheduled payments of principal and interest using a discount rate based on the U.S. Treasury yield plus 0.5% and is designed to compensate the purchasers of the notes for their investment risk in the event prevailing interest rates at the time of prepayment are less favorable than the interest rates under the notes. We do not currently intend to prepay the notes.

The note purchase agreements contain customary provisions for transactions of this type, including representations and warranties regarding us and our subsidiaries and various financial covenants, including covenants that require us to maintain specified financial ratios. We were in compliance with these covenants as of December 31, 2012. The note purchase agreements also provide customary events of default, generally with corresponding grace periods, including, without limitation, payment defaults with respect to the notes, covenant defaults, cross-defaults to other agreements evidencing our or our subsidiaries’ indebtedness, certain judgments against us or our subsidiaries and events of bankruptcy involving us or our material subsidiaries.

The notes issued under the note purchase agreement are senior unsecured obligations of ours and rank equal in right of payment with our Credit Agreement discussed below.

Credit Agreement – On July 15, 2010, we entered into an unsecured multicurrency credit agreement (which we refer to as the Credit Agreement), which expires on July 14, 2014, with a group of twelve financial institutions.

The Credit Agreement provides for a revolving credit commitment of up to $500.0 million, of which up to $75.0 million may be used for issuances of standby or commercial letters of credit and up to $50.0 million may be used for the making of swing loans, as defined in the Credit Agreement. We may from time to time request, subject to certain conditions, an increase in the revolving credit commitment up to a maximum aggregate revolving credit commitment of $600.0 million.

The Credit Agreement provides that we may elect that each borrowing in U.S. dollars be either base rate loans or Eurocurrency loans, as defined in the Credit Agreement. All loans denominated in currencies other than U.S. dollars will be Eurocurrency loans. Interest rates on base rate loans and outstanding drawings on letters of credit in U.S. dollars under the Credit Agreement are based on the base rate, as defined in the Credit Agreement. Interest rates on Eurocurrency loans or outstanding drawings on letters of credit in currencies other than U.S. dollars are based on an adjusted London Interbank Offered Rate, as defined in the Credit Agreement, plus a margin of 1.45%, 1.65%, 1.85% or 2.00%, depending on the financial leverage ratio we maintain. Interest rates on swing loans are based, at our election, on either the base rate, as defined in the Credit Agreement, or such alternate rate as may be quoted by the lead lender. The annual facility fee related to the Credit Agreement is either .30%, .35%, .40% or .50% of the used and unused portions of the revolving credit commitment, depending on the financial leverage ratio we maintain.

The terms of the Credit Agreement include various financial covenants, including covenants that require us to maintain specified levels of net worth and financial leverage ratios. We were in compliance with these covenants as of December 31, 2012. The Credit Agreement also includes customary events of default, with corresponding grace periods, including, without limitation, payment defaults, cross-defaults to other agreements evidencing indebtedness and bankruptcy-related defaults.

At December 31, 2012, $15.9 million of letters of credit (for which we had $8.5 million of liabilities recorded at December 31, 2012) were outstanding under the Credit Agreement. See Note 13 to our consolidated financial statements for a discussion of the letters of credit. There were $129.0 million of borrowings outstanding under the Credit Agreement at December 31, 2012. Accordingly, at December 31, 2012, $355.1 million remained available for potential borrowings, of which $59.1 million may be in the form of additional letters of credit.

The following is a summary of our corporate debt (in millions):

	December 31,
	2012	2011
Note Purchase Agreements:
Semi-annual payments of interest, fixed rate of 6.26%, balloon due 2014	$100.0	$100.0
Semi-annual payments of interest, fixed rate of 6.44%, balloon due 2017	300.0	300.0
Semi-annual payments of interest, fixed rate of 5.85%, $50.0 million due in 2016, 2018 and 2019	150.0	150.0
Semi-annual payments of interest, fixed rate of 5.18%, balloon due 2021	75.0	75.0
Semi-annual payments of interest, fixed rate of 5.49%, balloon due 2023	50.0	50.0
Semi-annual payments of interest, fixed rate of 3.99%, balloon due 2020	50.0	—

Total Note Purchase Agreements	725.0	675.0
Credit Agreement:
Periodic payments of interest and principal, prime or LIBOR plus up to 2.00%, expires July 14, 2014	129.0	10.0

	$854.0	$685.0

The estimated fair value of the $725.0 million in debt under the note purchase agreements at December 31, 2012 was $816.7 million due to the long-term duration and fixed interest rates associated with these debt obligations. No active or observable market exists for our private long-term debt. Therefore, the estimated fair value of this debt is based on discounted future cash flows, which is a Level 3 fair value measurement, using current interest rates available for debt with similar terms and remaining maturities. To estimate an all-in interest rate for discounting, we obtained market quotes for notes with the same terms as ours, which we have deemed to be the closest approximation of current market rates. We have not adjusted this rate for risk profile changes, covenant issues or credit rating changes. The estimated fair value of the $129.0 million of borrowings outstanding under our Credit Agreement approximate their carrying value due to their short-term duration and variable interest rates.